Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment
Disclosure of detailed information about property, plant and equipment [text block]

(€ million)	Land	Buildings	Plant and machinery	Industrial and commercial equipment	Other assets	Tangible assets in progress and advances	Total
2017
Net book amount at the beginning of the year	448	810	50,270	300	309	18,656	70,793
Additions	2	20	153	27	52	8,236	8,490
Depreciation		(71)	(6,996)	(63)	(69)		(7,199)
Net (impairments) reversals	(5)	(5)	436	(1)	(5)	(213)	207
Disposals	(12)	(3)	3		(6)	(1,430)	(1,448)
Write-off			(3)	(2)		(234)	(239)
Currency translation differences	(2)	(3)	(5,272)	(8)	(18)	(1,722)	(7,025)
Other changes	47	87	10,571	(17)	(2)	(11,107)	(421)
Net book amount at the end of the year	478	835	49,162	236	261	12,186	63,158
Gross book amount at the end of the year	571	3,490	160,751	1,264	1,954	15,747	183,777
Provisions for depreciation and impairments	93	2,655	111,589	1,028	1,693	3,561	120,619
2016
Net book amount at the beginning of the year	510	818	40,667	326	403	25,281	68,005
Additions	1	22	204	32	42	8,766	9,067
Depreciation		(66)	(7,087)	(66)	(89)		(7,308)
Net (impairments) reversals	(64)	(3)	345	(1)	(17)	(174)	86
Write-off			(198)	(2)		(89)	(289)
Currency translation differences	1	1	1,329		4	551	1,886
Reclassification to assets held for sale	(8)	(2)	(1)				(11)
Other changes	8	40	15,011	11	(34)	(15,679)	(643)
Net book amount at the end of the year	448	810	50,270	300	309	18,656	70,793
Gross book amount at the end of the year	537	3,416	167,007	1,415	2,160	22,737	197,272
Provisions for depreciation and impairments	89	2,606	116,737	1,115	1,851	4,081	126,479

Disclosure of detailed information about segment wise capital expenditures [text block]

A breakdown by segment of capital expenditures is provided below:

(€ million)	2017	2016
Capital expenditures
Exploration & Production	7,638	8,217
Gas & Power	87	66
Refining & Marketing and Chemical	712	655
Corporate and other activities	69	42
Elimination of intragroup profits	(16)	87
	8,490	9,067

Disclosure of detailed information about depreciation rates [text block]

The main depreciation rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Buildings	2 - 10
Mineral exploration wells and plants	UOP
Refining and chemical plants	2 - 17
Gas pipelines and compression stations	2 - 12
Power plants	5
Other plant and machinery	6 - 12
Industrial and commercial equipment	5 - 25
Other assets	10 - 20

Disclosure of exploration activity and appraisal and other tangible assets in progress [text block]

Property, plant and equipment include costs related to exploration activities and appraisal and tangible assets in progress and advances of the Exploration & Production segment:

(€ million)	Exploratory wells in progress	Exploratory wells completed and being evaluated	Exploratory successful wells in progress	Exploration activity and appraisal	Unproved mineral interest	Wells and installments in progress	Abandonment costs	Other tangible assets in progress	Total
2017
Book amount at the beginning of the year	221	1,684	913	2,818	2,450	11,690	82	14,222	17,040
Additions	351			351	112	7,190		7,302	7,653
Net (impairments) reversals			(13)	(13)	147	(111)		36	23
Write-off	(11)	(217)		(228)		(2)		(2)	(230)
Reclassifications	(438)	173	(117)	(382)	(7)	(9,538)	(11)	(9,556)	(9,938)
Other changes and currency translation differences	(15)	(377)	(294)	(686)	(312)	(2,676)	(34)	(3,022)	(3,708)
Book amount at the end of the year	108	1,263	489	1,860	2,390	6,553	37	8,980	10,840
2016
Book amount at the beginning of the year	93	1,737	807	2,637	2,212	19,458		21,670	24,307
Additions	402			402	2	7,777		7,779	8,181
Net (impairments) reversals			(5)	(5)	190	(210)		(20)	(25)
Write-off		(109)		(109)		(6)	27	21	(88)
Reclassifications	(282)	6	78	(198)	(35)	(15,699)		(15,734)	(15,932)
Other changes and currency translation differences	8	50	33	91	81	370	55	506	597
Book amount at the end of the year	221	1,684	913	2,818	2,450	11,690	82	14,222	17,040

Disclosure of detailed information about stratification of the suspended wells pending final determination of proved reserves aging [text block]

The following information relates to the stratification of the suspended wells pending final determination (aging):

(€ million)	2017	2016	2015
Costs for exploratory wells suspended at the beginning of the period	1,684	1,737	1,568
Increases for which is ongoing the determination of proved reserves	451	282	550
Amounts previously capitalized and expensed in the period	(217)	(109)	(501)
Reclassification to successful exploratory wells following the estimation of proved reserves	(278)	(276)	(30)
Disposals	(199)		(4)
Currency translation differences	(178)	50	154
Costs for exploratory wells suspended at the end of the period	1,263	1,684	1,737

	2017		2016		2015
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	222	7.95	16	1.05	368	5.32
- between 1 and 3 years	241	3.87	609	10.25	634	11.14
- beyond 3 years	800	21.44	1,059	21.55	735	18.97
	1,263	33.26	1,684	32.85	1,737	35.43
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	148	5.88	9	0.55	368	5.32
- fields for which the delineation campaign is in progress	261	4.69	251	3.51	228	4.13
- fields including commercial discoveries that proceeds to sanctioning	854	22.69	1,424	28.79	1,141	25.98
	1,263	33.26	1,684	32.85	1,737	35.43

Disclosure of detailed information about unproved mineral interests [text block]

Unproved mineral interests were as follows:

(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	Total
2017
Book amount at the beginning of the year	1,254	938	138	113		7	2,450
Additions					112		112
Net (impairments) reversals	72		75				147
Reclassification to proved mineral interest	(7)						(7)
Other changes and currency translation differences	(157)	(113)	(21)	(14)	(7)		(312)
Book amount at the end of the year	1,162	825	192	99	105	7	2,390
2016
Book amount at the beginning of the year	1,021	908	165	109		9	2,212
Additions						2	2
Net (impairments) reversals	190						190
Reclassification to proved mineral interest			(31)			(4)	(35)
Other changes and currency translation differences	43	30	4	4			81
Book amount at the end of the year	1,254	938	138	113		7	2,450

Disclosure of detailed information about Property, plant and equipment by segment [text block]

Property, plant and equipment by segment

(€ million)	December 31, 2017	December 31, 2016
Property, plant and equipment, gross
Exploration & Production	152,608	165,559
Gas & Power	5,333	6,276
Refining & Marketing and Chemical	24,554	24,119
Corporate and other activities	1,866	1,886
Elimination of intragroup profits	(584)	(568)
	183,777	197,272
Accumulated depreciation, amortization and impairment losses
Exploration & Production	95,775	101,131
Gas & Power	3,954	4,584
Refining & Marketing and Chemical	19,625	19,477
Corporate and other activities	1,525	1,518
Elimination of intragroup profits	(260)	(231)
	120,619	126,479
Property, plant and equipment, net
Exploration & Production	56,833	64,428
Gas & Power	1,379	1,692
Refining & Marketing and Chemical	4,929	4,642
Corporate and other activities	341	368
Elimination of intragroup profits	(324)	(337)
	63,158	70,793